Financial result - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Foreign exchange gain / (loss)	SFr 3.3	SFr (139.9)	SFr 2.9	SFr (154.4)